AIS-SAI-SUP
Statement of Additional Information Supplement dated May 18, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 Shares of Invesco Short Term Bond Fund and Class AX, Class CX and Class R6 Shares of Invesco Government Money Market Fund.

This supplement amends the Statement of Additional Information (“SAI”) for the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the SAI and retain it for future reference.
The following information replaces in its entirety the corresponding information appearing under the section “Investment Advisory and Other Services – Investment Adviser” in the SAI with respect to the Invesco Short Term Bond Fund:
Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitations for the following Fund’s shares are as follows:

Fund	Expense Limitation
Expires May 31, 2021
Invesco Short Term Bond Fund Class A Shares Class C Shares Class R Shares Class Y Shares Class R5 Shares Class R6 Shares	0.75% 1.59% (after 12b-1 waiver) 1.09% 0.45% 0.44% 0.39%

The following information is added in the table under the section “Investment Advisory and Other Services – Investment Adviser” in the SAI with respect to the Invesco Government Money Market Fund:
Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitations for the following Fund’s shares are as follows:

Fund	Expense Limitation
Expires May 31, 2021
Invesco Government Money Market Fund Class AX Shares Class CX Shares Class R6 Shares	0.89% 1.44% 0.54%